PURCHASE OF NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
PURCHASE OF NONCONTROLLING INTEREST
Summary of purchase price and accounting of the transaction

Amount
US$
Construction in progress	5,863
Other non-current assets	4,902
Intangible assets, net	7,020
Total	17,785